CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net Loss	$ (45,381,576)	$ (42,916,855)	$ (49,774,013)
Adjustments to Reconcile Net Loss to Cash Used in Operations
Depreciation Expense	795,172	399,177	342,196
Stock-Based Compensation	447,474	474,042	447,050
Class A and Class D Preferred Returns	7,437,080	945,297
Amortization of Debt Origination Fees	80,237
Amortization of Discount from Issuance of Debt	144,971
Net Change in ROU Assets and Liabilities	(704,500)	(1,620,600)	1,231,287
Premium Deficiency Reserve	(20,539,364)	6,363,652	14,175,712
Changes in Assets and Liabilities
Accounts Receivable	139,211	424,137	(1,383,198)
Health Plan Receivables / Premiums	(20,974,286)	(9,653,991)	(7,801,556)
Other Current Assets	(4,160,076)	(122,765)	(682,433)
Accounts Payable	8,102,669	803,503	2,110,827
Accrued Payroll	2,289,655	502,602	1,211,118
Accrued Interest	1,848,265	2,204,141
Health Plan Payables / Premiums	8,804,203	1,853,358	3,085,214
Claims Payable	37,075,052	12,057,792	7,801,556
Net Cash Used in Operations	(24,595,814)	(28,286,510)	(29,236,240)
Investing Activities
Purchases of Property, Plant and Equipment	(2,926,622)	(1,451,861)	(3,308,638)
Acquisitions	(130,000)
Notes Receivable, Net	(109,526)	(2,404,862)	(1,290,274)
Net Cash Used in Investing Activities	(3,166,148)	(3,856,723)	(4,598,912)
Financing Activities
Issuance (Redemption) of Class A, C and D Units	(180,000)	62,041,554	33,250,078
Proceeds from Long-Term Debt, Net of Discount	36,433,282	16,164,914
Repayment of Long-Term Debt	(1,493,221)	(14,586,891)
Net Cash Provided by Financing Activities	34,760,061	63,619,577	33,250,078
Net Change in Cash and Restricted Cash	6,998,099	31,476,344	(585,074)
Cash and Restricted Cash at Beginning of Period	32,904,848	1,428,505	2,013,579
Cash and Restricted Cash at End of Period	39,902,947	32,904,848	$ 1,428,505
Supplemental Disclosures of Cash Flow Information:
Cash Paid for Interest	685,419	560,246
Accrued Costs for Software (Development in Process)	$ 249,454	176,352
Conversion of Class A Units to Long-Term Debt		15,000,000
Conversion of Long-Term Debt to Class A Units		$ 3,764,245